Consolidated Statements of Changes in Equity - USD ($)	Ordinary Shares Previously reported Class A ordinary shares	Ordinary Shares Previously reported Class B ordinary shares	Ordinary Shares Previously reported	Ordinary Shares Series A Warrants Class A ordinary shares	Ordinary Shares Series A Warrants	Ordinary Shares Series B Warrants Class A ordinary shares	Ordinary Shares Series B Warrants	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Ordinary Shares	Additional Paid in Capital Previously reported	Additional Paid in Capital Series A Warrants	Additional Paid in Capital Series B Warrants	Additional Paid in Capital	Statutory Reserve Previously reported	Statutory Reserve	Accumulated Deficit Previously reported	Accumulated Deficit Reclassification related to the deconsolidation of Chengdu in 2024	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously reported	Accumulated Other Comprehensive Income (Loss) Reclassification related to the deconsolidation of Chengdu in 2024	Accumulated Other Comprehensive Income (Loss)	Previously reported	Series A Warrants	Series B Warrants	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Dec. 31, 2022										$ 11,675				$ 6,845,394		$ 327,140			$ (2,202,990)			$ (52,088)						$ 4,929,131
Balance at the beginning (shares) at Dec. 31, 2022								1,686	11,658
Increase (Decrease) in Shareholders' Equity
Net loss																			(1,160,446)									(1,160,446)
Change in foreign currency translation adjustment																						108,520						108,520
Balance at the end at Dec. 31, 2023										11,675				6,845,394		327,140			(3,363,436)			56,432						3,877,205
Balance at the end (shares) at Dec. 31, 2023								1,686	11,658
Increase (Decrease) in Shareholders' Equity
Share-based compensation May 14, 2024										23				24,738														24,761
Share-based compensation May 14, 2024 (Shares)								27
Share-based compensation May 31, 2024										890				1,129,359														1,130,249
Share-based compensation May 31, 2024 (Shares)								1,016
Share-based compensation to executive officers May 31, 2024										286				362,883														363,169
Share-based compensation to executive officers May 31, 2024 (Shares)								328
Share-based compensation August 26, 2024										24				26,140														26,164
Share-based compensation August 26, 2024 (Shares)								27
Private placement September 18, 2024										2,722				403,953														406,675
Private placement September 18, 2024 (Shares)								3,112
Adjustment for share consolidation										3				(3)
Exercise of Series A Warrants - Cash received					$ 1,039		$ 8,558					$ 312,758	$ 765,771											$ 313,797	$ 774,329
Exercise of Series A Warrants - Cash received (Shares)				1,188		9,781
Exercise of Series A Warrants - Reduce of Warrants liabilities												$ 223,361
Net loss																			(3,189,205)									(3,189,205)
Change in foreign currency translation adjustment																						(145,553)						(145,553)
Balance at the end at Dec. 31, 2024			$ 25,220							25,220	$ 9,870,993			9,870,993	$ 327,140	327,140	$ (6,552,641)	$ (141,225)	(6,693,866)	$ (89,121)	$ 141,225	52,104	$ 3,581,591					3,581,591
Balance at the end (shares) at Dec. 31, 2024	17,165	11,658						17,165	11,658																	17,165	11,658
Increase (Decrease) in Shareholders' Equity
Adjustment for share consolidation										4				(4)
Adjustment for share consolidation (in shares)								4
Deconsolidation of VIE														(2,572,437)		$ (327,140)			2,859,169			40,408
Deconsolidation of WFOE																			403			(403)
Exercise of Series A Warrants - Cash received								$ 1,715		1,500				322,500														324,000
Exercise of Series A Warrants - Reduce of Warrants liabilities														126,180														126,180
Net loss																			(41,321)									(41,321)
Change in foreign currency translation adjustment																												305,837
Change in foreign currency translation adjustment																						265,832						265,832
Balance at the end at Dec. 31, 2025										$ 26,724				$ 7,747,232					$ (3,875,615)			$ 357,941						$ 4,256,282
Balance at the end (shares) at Dec. 31, 2025								18,884	11,658																	18,884	11,658